Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ancora Trust
Entity Central Index Key	0001260667
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
ClassI
Shareholder Report [Line Items]
Fund Name	ANCORA INCOME FUND
Class Name	CLASS I
Trading Symbol	AAIIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora Income Fund – Class I -AAIIX for the period January 1, 2025 to December 31, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA.
Additional Information Email	www.ancorafunds.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Income Fund – Class I	$88	0.86%

*Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

management discussion of fund performance

The Ancora Income Fund returned 3.56% in 2025, underperforming the Bloomberg US Aggregate Index, which returned 7.30%. The underperformance was driven by retail preferred securities ($25 par) underperforming the broader fixed income market in 2025.

Attribution

Performance benefited from REIT (real estate investment trust) exposure, which outperformed. REITs were 16.6% of the Fund’s total exposure at year-end and produced an average return of 6.5% during the year. Performance was led by Global Net Lease, returning 18.2%, and Rithm Capital, returning 11.8%, both REITs, as well as Atlanticus preferred stock (a diversified financial), returning 13.4%.

Performance was negatively impacted by exposure to preferred stock of the insurance sector, which accounted for 20.4% of the Fund at year-end. Insurance preferreds underperformed during 2025 due to rising climate-related losses and long-term interest rates remaining sticky. F&G Annuities was the Fund’s worst performer, falling 5.8%, followed by Corbridge Financial declining 2.1% and Arch Capital falling 0.7%.

Positioning

We believe the Fund is positioned to garner above average income with the current yield of the portfolio standing at 6.7%. We maintain an up-in-quality bias to help ensure stability of income generation. The Fund should be positioned to adapt to various changes in interest rates, with 25% of the Fund invested in fixed-to-floating rate securities and the remaining in fixed rate securities.

Approximately 31% of the Fund is invested in banks, 28% in insurance companies and 13% in diversified financial services. Financials are the largest issuers of preferred securities and will typically be the largest sector allocation for the Fund. Non-financial related preferred securities are sought when market levels are attractive, but they tend to offer lower yields than financial preferreds due to the diversification benefits and scarcity of the securities.

Strategy

The Fund seeks to provide an above average level of income by investing in higher-yielding securities, including preferred stocks, subordinated debt securities, corporate bonds, baby bonds and higher-yielding equity securities. The Fund intends to sell securities if the yield level falls below levels the manager deems acceptable compared to other similar securities.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA INCOME FUND - I	3.56%	3.34%	4.31%	$15,250
BLOOMBERG US AGGREGATE INDEX	7.30%	-0.36%	2.01%	$12,199

Net Assets	$ 49,951,637
Holdings Count | Holdings	91
Advisory Fees Paid, Amount	$ 224,503
Investment Company, Portfolio Turnover	32.03%
Additional Fund Statistics [Text Block]
NET ASSETS:
$49,951,637

PORTFOLIO HOLDINGS:
91

PORTFOLIO TURNOVER:
32.03%

ADVISORY FEES PAID BY FUND:
$224,503

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Traditional Preferred Securities	73.89%
Bonds & Corporate Bond Trust Certificates	10.34%
Common Stocks	7.30%
Money Market Funds	6.73%
REIT Senior Securities	1.74%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	6.73%
2.	Synchrony Financial, 5.625%, due 12/31/2099	2.55%
3.	Texas Capital Bancshares, Inc., 5.750%, due 06/15/2026	2.41%
4.	Merchants Bancorp, 7.625%, due 01/01/2030	2.28%
5.	Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	2.13%
6.	Target Corp.	2.06%
7.	Carlyle Finance LLC., 4.625%, due 05/15/2061	2.06%
8.	Rithm Capital Corp., 8.750%, due 11/15/2030	2.05%
9.	F&G Annuities & Life, Inc., 7.300%, due 01/15/2065	1.77%
10.	Fifth Third Bancorp, 7.994%, due 12/31/2099	1.71%
	Total % of Net Assets	25.75%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

Updated Prospectus Phone Number	1-866-6-ANCORA.
Updated Prospectus Email Address	www.ancorafunds.com
Class I
Shareholder Report [Line Items]
Fund Name	ANCORA/THELEN SMALL-MID CAP FUND
Class Name	CLASS I
Trading Symbol	AATIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class I - AATIX for the period January 1, 2025 to December 31, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA.
Additional Information Email	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class I	$122	1.20%

*Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

management discussion of fund performance

The Fund saw positive returns in 2025, though it lagged the Russell 2500 Index. Central to our investment philosophy is a rigorous evaluation of a company’s fundamental intrinsic value against its prevailing market valuation. With performance exceptionally narrow in 2025, we saw a significant “value penalty” for strategies like ours focused on high-quality, cash-flow-generative businesses.

Attribution

Despite these market pressures, we maintained our discipline, and the Fund concluded 2025 with strong relative performance in December as the market began to refocus on earnings and as the seasonal pressure of tax-loss selling finally abated. Winning sectors in 2025 were Industrials, driven by the “reshoring” trend and infrastructure resurgence, and Utilities, fueled by a dovish shift in monetary policy and AI-driven consumption. Health Care, impacted by market rotation toward speculative non-earners, and Financials, which faced headwinds from loan write-offs and market fluctuations, were both detractors to performance during the year. The fourth quarter began with weak performance in October, followed by stabilization in November and a strong relative turnaround in December. This year-end strength was led by Industrials and a broader rotation back to quality fundamentals.

Positioning

We believe we are currently witnessing a meaningful shift in market leadership, and we enter 2026 with high conviction. The Fund is trading at historically attractive levels and is well-positioned to benefit from a broader market recovery. Historically, periods of temporary underperformance have provided the most attractive entry points for long-term capital appreciation. Consequently, I have used this period of relative weakness to add meaningfully to our holdings.

We maintain our focus on the spin-off pipeline, underfollowed opportunity tailwinds and attractive franchises. We see a robust calendar of upcoming spin-offs ahead, a focus reinforced by the strong December performance of our recent additions. Quality small-cap companies continue to trade at deep discounts, and conservative sectors, specifically Consumer Staples, REITs and Health Care, currently appear historically attractive from a valuation perspective. Furthermore, we observed a rise in “take-private” transactions in 2025 and expect this trend of private equity interest in undervalued franchises to accelerate throughout 2026.

Strategy

As we reflect on the performance of the fourth quarter and the full calendar year of 2025, we remain steadfast in our commitment to a disciplined, “three-bucket” investment framework: Franchise companies, Special Situations, and Underfollowed opportunities. While our quarterly results fell below our long-term trend, our optimism regarding our current holdings remains high. Our disciplined framework is specifically designed to provide a steady hand during periods of market volatility. We will continue to move diligently, making idiosyncratic investment decisions as risks and opportunities arise.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA/THELEN SMALL-MID CAP FUND - I	4.10%	8.95%	10.05%	$26,051
RUSSELL 2500 INDEX	11.91%	7.26%	10.41%	$26,909

Net Assets	$ 217,100,240
Holdings Count | Holdings	96
Advisory Fees Paid, Amount	$ 1,885,201
Investment Company, Portfolio Turnover	94.92%
Additional Fund Statistics [Text Block]
NET ASSETS:
$217,100,240

PORTFOLIO HOLDINGS:
96

PORTFOLIO TURNOVER:
94.92%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$1,885,201

C 0000121113 [Member]
Shareholder Report [Line Items]
Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Industrials	32.19%
Information Technology	12.30%
Consumer Discretionary	9.26%
Materials	8.28%
Financials	8.09%
Real Estate	6.85%
Communication Services	5.64%
Utilities	4.79%
Health Care	4.54%
Consumer Staples	3.21%
Energy	2.48%
Money Market Funds	2.37%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	GCI Liberty, Inc.	2.95%
2.	Ralliant Corp.	2.94%
3.	PotlatchDeltic Corp.	2.82%
4.	Atmus Filtration Technologies, Inc.	2.76%
5.	Middleby Corp.	2.48%
6.	Fortune Brands Innovations, Inc.	2.48%
7.	UGI Corp.	2.40%
8.	Federated Hermes Government Obligations Fund - Institutional Class	2.38%
9.	Amentum Holdings, Inc.	2.26%
10.	Phinia, Inc.	2.23%
	Total % of Net Assets	25.70%

Class S
Shareholder Report [Line Items]
Fund Name	ANCORA/THELEN SMALL-MID CAP FUND
Class Name	CLASS S
Trading Symbol	AATSX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class S - AATSX for the period January 1, 2025 to December 31, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA.
Additional Information Email	www.ancorafunds.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class S	$102	1.00%

*Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

management discussion of fund performance

The Fund saw positive returns in 2025, though it lagged the Russell 2500 Index. Central to our investment philosophy is a rigorous evaluation of a company’s fundamental intrinsic value against its prevailing market valuation. With performance exceptionally narrow in 2025, we saw a significant “value penalty” for strategies like ours focused on high-quality, cash-flow-generative businesses.

Attribution

Despite these market pressures, we maintained our discipline, and the Fund concluded 2025 with strong relative performance in December as the market began to refocus on earnings and as the seasonal pressure of tax-loss selling finally abated. Winning sectors in 2025 were Industrials, driven by the “reshoring” trend and infrastructure resurgence, and Utilities, fueled by a dovish shift in monetary policy and AI-driven consumption. Health Care, impacted by market rotation toward speculative non-earners, and Financials, which faced headwinds from loan write-offs and market fluctuations, were both detractors to performance during the year. The fourth quarter began with weak performance in October, followed by stabilization in November and a strong relative turnaround in December. This year-end strength was led by Industrials and a broader rotation back to quality fundamentals.

Positioning

We believe we are currently witnessing a meaningful shift in market leadership, and we enter 2026 with high conviction. The Fund is trading at historically attractive levels and is well-positioned to benefit from a broader market recovery. Historically, periods of temporary underperformance have provided the most attractive entry points for long-term capital appreciation. Consequently, I have used this period of relative weakness to add meaningfully to our holdings.

We maintain our focus on the spin-off pipeline, underfollowed opportunity tailwinds and attractive franchises. We see a robust calendar of upcoming spin-offs ahead, a focus reinforced by the strong December performance of our recent additions. Quality small-cap companies continue to trade at deep discounts, and conservative sectors, specifically Consumer Staples, REITs and Health Care, currently appear historically attractive from a valuation perspective. Furthermore, we observed a rise in “take-private” transactions in 2025 and expect this trend of private equity interest in undervalued franchises to accelerate throughout 2026.

Strategy

As we reflect on the performance of the fourth quarter and the full calendar year of 2025, we remain steadfast in our commitment to a disciplined, “three-bucket” investment framework: Franchise companies, Special Situations, and Underfollowed opportunities. While our quarterly results fell below our long-term trend, our optimism regarding our current holdings remains high. Our disciplined framework is specifically designed to provide a steady hand during periods of market volatility. We will continue to move diligently, making idiosyncratic investment decisions as risks and opportunities arise.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA/THELEN SMALL-MID CAP FUND - S	4.30%	9.20%	10.33%	$26,728
RUSSELL 2500 INDEX	11.91%	7.26%	10.41%	$26,909

Net Assets	$ 217,100,240
Holdings Count | Holdings	96
Advisory Fees Paid, Amount	$ 1,885,201
Investment Company, Portfolio Turnover	94.92%
Additional Fund Statistics [Text Block]
NET ASSETS:
$217,100,240

PORTFOLIO HOLDINGS:
96

PORTFOLIO TURNOVER:
94.92%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$1,885,201

Largest Holdings [Text Block]	top ten holdings
Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Email Address	www.ancorafunds.com
C 0000144725 [Member]
Shareholder Report [Line Items]
Holdings [Text Block]	SECTOR DIVERSIFICATIONS
class i
Shareholder Report [Line Items]
Fund Name	ANCORA MICROCAP FUND
Class Name	CLASS I
Trading Symbol	ANCIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora MicroCap Fund – Class I - ANCIX for the period January 1, 2025 to December 31, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA.
Additional Information Email	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora MicroCap Fund – Class I	$160	1.62%

*Annualized

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

management discussion of fund performance

The Fund saw positive returns for the 2025 calendar year, though it underperformed the Russell Microcap Index and the Russell 2000 Index. Both sector allocation and security selection detracted from the Fund’s relative performance versus the benchmark during the year.

Attribution

The Fund’s underweight to Health Care was the primary detractor to performance during the year. Overweights to Communication Services and Consumer Discretionary also detracted, while the overweight to Energy was a contributor.

Names that contributed most to performance included Allient, an industrial company, Nature’s Sunshine, a nutrition company, and Perma-Fix, an environmental company. Names that detracted most from performance were CPI Card Group, a manufacturer of credit/debit cards, Thryv, a SAAS software company, and International Money Express, a payments company.

Positioning

CPI Card Group was hit with higher expenses due to tariffs, increased leverage due to an acquisition, and lowered guidance. We added a few times during the year into weakness. Thryv hash a somewhat leveraged balance sheet and made a recent acquisition which has underperformed expectations; growth was viewed as slowing and churn was higher than expected. The resulting ~50% plunge in the price was unexpected. We did not add to this position, but are also not considering a sale at these prices. International Money Express underperformed despite strong free cash flow, low valuation, and a buyout offer in the third quarter. The perceived competition from stablecoins and other remittance options in addition to a crackdown on immigration was too much to overcome. Allient, which has exposure to aerospace, medical, and data centers, saw improved operational metrics and sentiment, pushing the stock higher. Nature’s Sunshine reported strong results across the board and increased guidance. The stock was up over 40% over two trading sessions in November after a strong Q3, so we trimmed into that strength. Perma-Fix was weak early in the year and we added to our position, trimming after a recovery.

Strategy

The Fund’s philosophy is unchanged with a strategy focused on building a portfolio of companies that have been identified as likely to be trading at a significant discount to their true value. Screens are in place to identify deeply undervalued stocks with healthy balance sheets, quality business models, potential catalysts, and positive signals from insiders. This philosophy is executed with patience and discipline. Regardless of the broad market valuation, a core tenet of the strategy is that an inefficiently followed segment like microcap stocks can provide fertile ground for new ideas that may outperform the market.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA MICROCAP FUND - I	-2.35%	9.82%	7.10%	$19,849
RUSSELL 2000 INDEX	12.81%	6.09%	9.62%	$25,041
RUSSELL MICROCAP INDEX	22.98%	7.32%	9.58%	$24,973

Net Assets	$ 17,544,723
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 176,831
Investment Company, Portfolio Turnover	27.08%
Additional Fund Statistics [Text Block]
NET ASSETS:
$17,544,723

PORTFOLIO HOLDINGS:
51

PORTFOLIO TURNOVER:
27.08%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$176,831

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Financials	21.89%
Industrials	18.75%
Information Technology	14.58%
Money Market Funds	11.71%
Consumer Discretionary	10.48%
Energy	7.31%
Materials	5.03%
Consumer Staples	3.63%
Health Care	2.63%
Communication Services	2.08%
Real Estate	1.91%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	11.72%
2.	Aviat Networks, Inc.	4.22%
3.	Crawford & Co.	3.95%
4.	Pason Systems, Inc.	3.66%
5.	Nature's Sunshine Products, Inc.	3.63%
6.	American Coastal Insurance Corp.	3.08%
7.	Genco Shipping & Trading Ltd.	2.99%
8.	Newtek Business Services Corp.	2.98%
9.	Masterbrand, Inc.	2.67%
10.	Perma-Fix Environmental Services, Inc.	2.65%
	Total % of Net Assets	41.55%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund’s documents not be householded, please contact Ancora Funds at 1-866-6-ANCORA, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ancora Funds or your financial intermediary.

Updated Prospectus Phone Number	1-866-6-ANCORA.
Updated Prospectus Email Address	www.ancorafunds.com
class I
Shareholder Report [Line Items]
Fund Name	ANCORA DIVIDEND VALUE EQUITY FUND
Class Name	CLASS I
Trading Symbol	ADEIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora Dividend Value Equity Fund – Class I - ADEIX for the period January 1, 2025 to December 31, 2025, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at www.ancorafunds.com. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA.
Additional Information Email	www.ancorafunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Dividend Value Equity Fund – Class I	$104	1.00%

*Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

management discussion of fund performance

The Fund had a positive return in 2025, though discouragingly it lagged the Russell 1000 Value Index and Russell 3000 Index. The narrower market leadership has carried into our value space for investing, creating a greater headwind. Only about one-third of Russell 1000 Value Index names had returns better than the cap-weighted index.

Attribution

In 2025, we failed to match the Russell 1000 Value Index returns in the first and fourth quarters, while outperforming in the second and third quarters. Absolute returns for the year, while positive, lagged due to a handful of stocks. Specific holdings, Kenvue, Accenture, Weyerhaeuser, Wyndham Hotels & Resorts, EOG Resources and American Tower, all contributed to lagging performance for the year. Individually, several of our laggards had favorable longer-term returns before their weaker results in 2025.

Positioning

Among our laggards, we have sold Kenvue and Weyerhaeuser, seeking better ideas for the portfolio. A recent addition at year-end, Salesforce, had an attractive valuation at the entry point when measured against its software peers and its own history. In addition, Salesforce's profit and cash flow margins, 16.4% and 32.8% respectively, are higher than the overall market, coupled with a discounted valuation.

The critical financial metrics for our portfolio holdings remain very healthy in our view as we begin 2026, consistent with our longer-term objectives. This includes robust dividend growth, ROE, free cash flow margin and a discounted valuation versus our value benchmark. Our experience as investors tells us these metrics prevail over long time periods. While it is early in the new calendar year, we are encouraged that many of last year’s lagging portfolio holdings are witnessing favorable price gains.

Strategy

We will remain unwavering in seeking companies that demonstrate superior capital allocation for shareholder wealth creation. Despite short-term periods where we do not outperform our benchmark, our more consistent results have seen the Fund outperform the Russell 1000 Value Index in four of the last six years. We fully anticipate that to prevail, when rooted in a time-proven investment process.

We value the trust, responsibility and partnership you have placed in us to manage assets for you and are always happy to have a thorough conversation on our portfolio strategy.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2025

FUND/INDEX	ONE YEAR	FIVE YEARS	SINCE INCEPTION	ENDING VALUE
ANCORA DIVIDEND VALUE EQUITY - I	7.84%	10.05%	10.87%	$19,868
RUSSELL 3000 INDEX	17.15%	13.15%	14.64%	$24,831
RUSSELL 1000 VALUE INDEX	15.91%	11.33%	10.39%	$19,297

Net Assets	$ 46,046,938
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 305,405
Investment Company, Portfolio Turnover	13.01%
Additional Fund Statistics [Text Block]
NET ASSETS:
$46,046,938

PORTFOLIO HOLDINGS:
29

PORTFOLIO TURNOVER:
13.01%

ADVISORY FEES PAID BY FUND
(NET OF WAIVERS):
$305,405

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Information Technology	25.36%
Financials	20.81%
Industrials	13.40%
Health Care	11.54%
Consumer Discretionary	9.93%
Materials	5.38%
Energy	4.94%
Consumer Staples	3.03%
Real Estate	2.71%
Communication Services	2.60%
Money Market Funds	0.30%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Broadcom, Inc.	7.64%
2.	JP Morgan Chase & Co.	7.31%
3.	AbbVie, Inc.	6.06%
4.	Microsoft Corp.	5.98%
5.	Apple, Inc.	5.95%
6.	Eaton Corp. Plc.	4.32%
7.	Bank of America Corp.	4.07%
8.	Houlihan Lokey, Inc. Class A	3.99%
9.	General Dynamics Corp.	3.85%
10.	Johnson & Johnson	3.81%
	Total % of Net Assets	52.98%

Updated Prospectus Phone Number	1-866-6-ANCORA.
Updated Prospectus Email Address	www.ancorafunds.com